Share Capital (Details 3)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Stockholders' Equity Note [Abstract]
Risk free interest rate	1.70%	1.30%
Expected life (years)	5 years	4 years
Expected volatility	47.50%	45.50%
Expected dividends	0.00%	5.30%